Inventories, Net (Details) - Schedule of Movements in the Allowance for Slow-Moving or Obsolete Inventories	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Schedule of movements in the allowance for slow-moving or obsolete inventories [Abstract]
Balance at beginning of the year	¥ 4,779,446	$ 673,636	¥ 5,503,029	¥ 41,301,797
Additions	68,221,016	9,615,365	3,670,046	4,393,629
Inventories written off	(4,846,224)	(683,048)	(4,393,629)	(40,192,397)
Balance at end of the year	¥ 68,154,238	$ 9,605,953	¥ 4,779,446	¥ 5,503,029